Investments in Equity-Accounted Investees, Associates and Joint Venture (Details)	Jan. 27, 2025	Dec. 10, 2025	Nov. 25, 2025	Nov. 14, 2025	Aug. 20, 2025
Investments in Equity-Accounted Investees, Associates and Joint Venture [Abstract]
Total share capital	48.50%
Voting shares	50.00%	100.00%	50.00%	100.00%	48.50%